Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
DRD constituting non-taxable investment income	$ 35	$ 41	$ 40
Non-taxable investment income	$ 37	43	43
Percent of income tax expense (benefit)	5.00%
Deferred Tax Assets, Valuation Allowance	$ 0	0
Income (loss) from domestic operations	2,267	973	478
Unrecognized Tax Benefits	$ 0	$ 0	$ 0